Called up share capital and other equity instruments (Tables)	12 Months Ended
Dec. 31, 2024
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of issued capital and share premium

HSBC Holdings ordinary shares of $0.50 each, issued and fully paid
	2024		2023
	Number	$m	Number	$m
At 1 Jan	19,262,728,193	9,631	20,293,607,410	10,147
Shares issued under HSBC employee share plans	10,283,430	5	10,778,479	5
Shares issued in lieu of dividends	—	—	—	—
Less: shares repurchased and cancelled	1,326,061,041	663	716,384,289	358
Less: treasury shares cancelled	—	—	325,273,407	163
At 31 Dec[1]	17,946,950,582	8,973	19,262,728,193	9,631
1All HSBC Holdings ordinary shares in issue confer identical rights, including in respect of capital, dividends and voting.

HSBC Holdings share premium
	2024	2023
	$m	$m
At 31 Dec	14,810	14,738

Total called up share capital and share premium
	2024	2023
	$m	$m
At 31 Dec	23,783	24,369

Disclosure of other equity instruments

HSBC’s additional tier 1 capital – contingent convertible securities in issue which are accounted for in equity
Original nominal amount (LCY)		First call date	2024	2023
			$m	$m
$2,250m	6.375% Perpetual Subordinated Contingent Convertible Securities[1]	Sept 2024	—	2,250
$2,450m	6.375% Perpetual Subordinated Contingent Convertible Securities	Mar 2025	2,450	2,450
$3,000m	6.000% Perpetual Subordinated Contingent Convertible Securities	May 2027	3,000	3,000
$1,800m	6.500% Perpetual Subordinated Contingent Convertible Securities	Mar 2028	1,800	1,800
$1,500m	4.600% Perpetual Subordinated Contingent Convertible Securities[2]	Dec 2030	1,500	1,500
$1,000m	4.000% Perpetual Subordinated Contingent Convertible Securities[3]	Mar 2026	1,000	1,000
$1,000m	4.700% Perpetual Subordinated Contingent Convertible Securities[4]	Mar 2031	1,000	1,000
$2,000m	8.000% Perpetual Subordinated Contingent Convertible Securities[5]	Mar 2028	1,980	1,980
€1,250m	4.750% Perpetual Subordinated Contingent Convertible Securities	Jul 2029	1,422	1,422
£1,000m	5.875% Perpetual Subordinated Contingent Convertible Securities	Sept 2026	1,301	1,301
$1,350m	6.875% Perpetual Subordinated Contingent Convertible Securities[6]	Sept 2029	1,337	—
$1,150m	6.950% Perpetual Subordinated Contingent Convertible Securities[7]	Mar 2034	1,138	—
SGD1,500m	5.250% Perpetual Subordinated Contingent Convertible Securities[8]	Jun 2029	1,096	—
At 31 Dec			19,024	17,703
1This security was called by HSBC Holdings on 23 July 2024 and redeemed and cancelled on 17 September 2024.
2This security was issued by HSBC Holdings on 17 December 2020. The first call period commences six months prior to reset date of 17 June 2031.
3This security was issued by HSBC Holdings on 9 March 2021. The first call period commences six months prior to reset date of 9 September 2026.
4This security was issued by HSBC Holdings on 9 March 2021. The first call period commences six months prior to reset date of 9 September 2031.
5This security was issued by HSBC Holdings on 7 March 2023. The first call period commences six months prior to reset date of 7 September 2028. This security has been accounted for net of directly attributable transaction costs.
6This security was issued by HSBC Holdings on 11 September 2024. The first call period commences six months prior to reset date of 11 March 2030. This security has been accounted for net of directly attributable transaction costs.
7This security was issued by HSBC Holdings on 11 September 2024. The first call period commences six months prior to reset date of 11 September 2034. This security has been accounted for net of directly attributable transaction costs.
8This security was issued by HSBC Holdings on 14 June 2024. The first call period commences six months prior to reset date of 14 December 2039.

Disclosure of range of exercise prices of outstanding share options

Aggregate options outstanding under these plans
31 Dec 2024			31 Dec 2023
Number of HSBC Holdings ordinary shares	Usual period of exercise	Exercise price	Number of HSBC Holdings ordinary shares	Usual period of exercise	Exercise price
75,335,399	2023 to 2030	£2.6270–£5.4490	83,993,678	2022 to 2029	£2.6270–5.4490